UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:

  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Equity Management, Inc.
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:028-13271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                 New York, NY                 1/5/09
-----------------                 --------------              --------------
  [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                 TITLE OF   CUSIP       VALUE    SHARES  SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                   CLASS                (x$1000)   PRN  AMTPRN CALL DSCRETN  MANAGERS    SOLE   SHARED  NONE
--------------------------------------------------------------------------------------------------------------------- -----------
ADOLOR CORP                      COM        00724X102     104     10,500    SH      SOLE      N/A      10,500
ANTIGENICS INC DEL               COM        037032109   2,791    275,770    SH      SOLE      N/A     275,770
BIOENVISION INC                  COM        09059N100   1,176    131,265    SH      SOLE      N/A     131,265
BIOMARIN PHARMACEUTICAL INC      COM        09061G101     169     26,500    SH      SOLE      N/A      26,500
CELL THERAPEUTICS INC            COM        150934107   1,555    191,070    SH      SOLE      N/A     191,070
DENDREON CORP                    COM        24823Q107   6,913    641,290    SH      SOLE      N/A     641,290
FORBES MEDI-TECH INC             COM        344907100      76     28,000    SH      SOLE      N/A      28,000
GENITOPE CORP                    COM        37229P507     181     10,600    SH      SOLE      N/A      10,600
GTX INC DEL                      COM        40052B108     215     15,910    SH      SOLE      N/A      15,910
IMCLONE SYSTEMS INC              COM        45245W109     488     10,600    SH      SOLE      N/A      10,600
ISIS PHARMACEUTICALS INC         COM        464330109     612    103,750    SH      SOLE      N/A     103,750
ISIS PHARMACEUTICALS INC         COM        464330109     723    122,500   PUT      SOLE      N/A     122,500
LIGAND PHARMACEUTICALS INC       CL B       53220K207   4,884    419,630    SH      SOLE      N/A     419,630
NEUROBIOLOGICAL TECHNOLOGIES     COM        64124W106     576    130,350    SH      SOLE      N/A     130,350
PHARMACYCLICS INC                COM        716933106   1,556    148,570    SH      SOLE      N/A     148,570
PROGENICS PHARMACEUTICALS INC    COM        743187106     950     55,354    SH      SOLE      N/A      55,354
RENOVIS INC                      COM        759885106   1,204     83,750    SH      SOLE      N/A      83,750
SPECTRUM PHARMACEUTICALS INC     COM        84763A108     673    101,126    SH      SOLE      N/A     101,126
SUPERGEN INC                     COM        868059106     864    122,600    SH      SOLE      N/A     122,600
VASOGEN INC                      COM        92232F103     539    106,290    SH      SOLE      N/A     106,290
VION PHARMACEUTICALS INC         COM        927624106     978    208,470    SH      SOLE      N/A     208,470

                                         21            27,227

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         21

Form 13F Information Table Value Total:         27,227
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE